Supplement to the
Fidelity® Global Commodity Stock Fund
Class A, Class M, Class C, Class I and Class Z
December 30, 2021
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Jody Simes (co-manager) has managed the fund since September 2018.

Peter Belisle (co-manager) has managed the fund since April 2022.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, Mr. Belisle will assume sole portfolio manager responsibilities the fund.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Belisle is co-manager of the fund, which he has managed since April 2022. Since joining Fidelity Investments in 2016, Mr. Belisle has worked as a research analyst and portfolio manager.

Jody Simes is co-manager of the fund, which he has managed since September 2018. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Simes has worked as an analyst, global sector leader, and portfolio manager.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, Mr. Belisle will assume sole portfolio manager responsibilities the fund.

AGCS-22-01 1.900372.122	April 1, 2022

Supplement to the
Fidelity® Global Commodity Stock Fund
December 30, 2021
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Jody Simes (co-manager) has managed the fund since September 2018.

Peter Belisle (co-manager) has managed the fund since April 2022.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, Mr. Belisle will assume sole portfolio manager responsibilities the fund.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Belisle is co-manager of the fund, which he has managed since April 2022. Since joining Fidelity Investments in 2016, Mr. Belisle has worked as a research analyst and portfolio manager.

Jody Simes is co-manager of the fund, which he has managed since September 2018. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Simes has worked as an analyst, global sector leader, and portfolio manager.

It is expected that Mr. Simes will retire effective on or about December 31, 2022. At that time, Mr. Belisle will assume sole portfolio manager responsibilities the fund.

GCS-22-01 1.900380.109	April 1, 2022